SEGMENT INFORMATION - Disclosure of disaggregated revenue information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Revenues	$ 56,779	$ 57,075	$ 58,998
Individuals and communities
SEGMENT INFORMATION
Revenues	20,325	20,913	22,161
Institutions and payers
SEGMENT INFORMATION
Revenues	35,799	35,246	36,349
Others
SEGMENT INFORMATION
Revenues	655	916	488
Europe
SEGMENT INFORMATION
Revenues	12,673	14,067	13,374
Europe | Individuals and communities
SEGMENT INFORMATION
Revenues	0	0	0
Europe | Institutions and payers
SEGMENT INFORMATION
Revenues	12,673	14,067	13,374
Europe | Others
SEGMENT INFORMATION
Revenues	0	0	0
Israel
SEGMENT INFORMATION
Revenues	43,451	42,092	45,138
Israel | Individuals and communities
SEGMENT INFORMATION
Revenues	20,325	20,913	22,161
Israel | Institutions and payers
SEGMENT INFORMATION
Revenues	23,126	21,179	22,975
Israel | Others
SEGMENT INFORMATION
Revenues	0	0	2
ROW
SEGMENT INFORMATION
Revenues	655	916	486
ROW | Individuals and communities
SEGMENT INFORMATION
Revenues	0	0	0
ROW | Institutions and payers
SEGMENT INFORMATION
Revenues	0	0	0
ROW | Others
SEGMENT INFORMATION
Revenues	$ 655	$ 916	$ 486